ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

US$ MILLIONS	Note	2020	2019
Current:
Accounts payable		$1,461	$973
Accrued liabilities		751	653
Deferred revenue	(i)	256	307
Lease liabilities		206	197
Provisions(1)		176	214
Loans and notes payable		134	—
Other liabilities		293	66
Total current		$3,277	$2,410

Non-current:
Lease liabilities		$3,597	$1,606
Deferred revenue	(i)	467	246
Provisions(1)		423	327
Pension liabilities(2)		315	148
Loans and notes payable		84	99
Other liabilities		311	144
Total non-current		$5,197	$2,570

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Western Canadian natural gas gathering and processing operation and our Indian telecom tower operation.
(2)See Note 31, Retirement Benefit Plans, for further details.
Brookfield Infrastructure’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 34, Financial Risk Management.

(i)Deferred revenue
Deferred revenue relates primarily to cash contributions from third parties to build or upgrade existing network capabilities at our Australian rail operation, for future natural gas and electricity connections at our U.K. regulated distribution operation, for future transportation of gas at our Indian natural gas operation, for future protection plans at our North American residential energy infrastructure operation and to build or upgrade existing networks at our U.K. telecom towers operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the contracted track access, connections arrangements, gas transportation agreement, contract plans or networks.